Earnings/(Loss) Per Share (Tables)	12 Months Ended
Aug. 31, 2019
Earnings/(Loss) Per Share
Schedule of computation of basic and diluted net income per share

	As of August 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Numerator:
Net income attribute to OneSmart International Education Group Limited’s shareholders	258,827	245,936	245,368	34,296
Accretion to redemption value of Preferred Shares	—	(962,905)	—	—
Deemed dividend—repurchase of Preferred Shares	—	(4,266)	—	—
Allocation of undistributed earnings to redeemable convertible preferred shares	(111,771)	—	—	—
Net income/(loss) attributable to ordinary shareholders for computing net income per ordinary share – basic and diluted	147,056	(721,235)	245,368	34,296
Denominator:
Weighted average number of shares used in calculating net income/(loss) per ordinary share - basic (in millions of shares)	2,534	4,145	6,460	6,460
Incremental weighted-average ordinary shares from assumed exercise of share options and vesting of restricted shares using the treasury stock method (in millions of shares)	—	—	249	249
Weighted average number of shares used in calculating net income/(loss) per ordinary share – diluted (in millions of shares)	2,534	4,145	6,709	6,709
Earnings/(loss) per share — basic	0.0580	(0.1740)	0.0380	0.0053
Earnings/(loss) per share — diluted	0.0580	(0.1740)	0.0366	0.0051